Transactions With Affiliates	12 Months Ended
Dec. 31, 2013
Related Party Fees and Other Arrangements, Limited Liability Company (LLC) or Limited Partnership (LP) [Abstract]
Transactions with Affiliates
5.  TRANSACTIONS WITH AFFILIATES

Affiliate transactions. Revenues from affiliates include amounts earned by WES from services provided to Anadarko as well as from the sale of residue, condensate and NGLs to Anadarko. In addition, WES purchases natural gas from an affiliate of Anadarko pursuant to gas purchase agreements. Operating and maintenance expense includes amounts accrued for or paid to affiliates for the operation of WES assets, whether in providing services to affiliates or to third parties, including field labor, measurement and analysis, and other disbursements. A portion of general and administrative expenses is paid by Anadarko, which results in affiliate transactions pursuant to the reimbursement provisions of the omnibus agreements of WES and WGP. Affiliate expenses do not bear a direct relationship to affiliate revenues, and third-party expenses do not bear a direct relationship to third-party revenues. See Note 2 for further information related to contributions of assets to WES by Anadarko.

Cash management. Anadarko operates a cash management system whereby excess cash from most of its subsidiaries’ separate bank accounts is generally swept to centralized accounts. Prior to the acquisition of WES assets, third-party sales and purchases related to such assets were received or paid in cash by Anadarko within its centralized cash management system. Anadarko charged or credited WES interest at a variable rate on outstanding affiliate balances for the periods these balances remained outstanding. The outstanding affiliate balances were entirely settled through an adjustment to net investment by Anadarko in connection with the acquisition of WES assets. Subsequent to the acquisition of WES assets from Anadarko, transactions related to such assets are cash-settled directly with third parties and with Anadarko affiliates, and affiliate-based interest expense on current intercompany balances is not charged. Chipeta cash settles its transactions directly with third parties and Anadarko, as well as with the other subsidiaries of WES.

5.  TRANSACTIONS WITH AFFILIATES (CONTINUED)

WES note receivable from and amounts payable to Anadarko. Concurrently with the closing of WES’s May 2008 IPO, WES loaned $260.0 million to Anadarko in exchange for a 30-year note bearing interest at a fixed annual rate of 6.50%, payable quarterly. The fair value of the note receivable from Anadarko was $296.7 million and $334.8 million at December 31, 2013, and 2012, respectively. The fair value of the note reflects consideration of credit risk and any premium or discount for the differential between the stated interest rate and quarter-end market interest rate, based on quoted market prices of similar debt instruments. Accordingly, the fair value of the note receivable from Anadarko is measured using Level 2 inputs.
In 2008, WES entered into a five-year $175.0 million term loan agreement with Anadarko, which was repaid in full in June 2012 using the proceeds from the issuance of 4.000% Senior Notes due 2022. See Note 11.

Commodity price swap agreements. WES has commodity price swap agreements with Anadarko to mitigate exposure to commodity price volatility that would otherwise be present as a result of the purchase and sale of natural gas, condensate or NGLs. Notional volumes for each of the commodity price swap agreements are not specifically defined; instead, the commodity price swap agreements apply to the actual volume of natural gas, condensate and NGLs purchased and sold at the Granger, Hilight, Hugoton, Newcastle, MGR and Wattenberg assets, with various expiration dates through December 2016. In December 2013, WES extended the commodity price swap agreements for the Hilight and Newcastle assets through December 2014. The commodity price swap agreements do not satisfy the definition of a derivative financial instrument and, therefore, are not required to be measured at fair value.
Below is a summary of the fixed price ranges on WES’s outstanding commodity price swap agreements as of December 31, 2013 excluding the Hilight and Newcastle assets:

per barrel except natural gas	2014			2015			2016
Ethane	$18.36	−	$30.53	$18.41	−	$23.41	$23.11
Propane	$46.47	−	$53.78	$47.08	−	$52.99	$52.90
Isobutane	$61.24	−	$75.13	$62.09	−	$74.02	$73.89
Normal butane	$53.89	−	$66.01	$54.62	−	$65.04	$64.93
Natural gasoline	$71.85	−	$83.04	$72.88	−	$81.82	$81.68
Condensate	$75.22	−	$83.04	$76.47	−	$81.82	$81.68
Natural gas (per MMBtu)	$4.45	−	$6.20	$4.66	−	$5.96	$4.87

Below is a summary of the fixed prices or ranges on the WES’s outstanding commodity price swap agreements for the Hilight and Newcastle assets as of December 31, 2013:

per barrel except natural gas	2014
Propane			$40.38
Normal butane	$64.73	−	$66.83
Natural gasoline			$90.89
Condensate			$87.30
Natural gas (per MMBtu)			$3.45

5.  TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following table summarizes realized gains and losses on commodity price swap agreements:

	Year Ended December 31,
thousands	2013	2012	2011
Gains (losses) on commodity price swap agreements related to sales: (1)
Natural gas sales	$21,382	$37,665	$33,845
Natural gas liquids sales	102,076	66,260	(36,802)
Total	123,458	103,925	(2,957)
Losses on commodity price swap agreements related to purchases (2)	(85,294)	(89,710)	(27,234)
Net gains (losses) on commodity price swap agreements	$38,164	$14,215	$(30,191)

(1)	Reported in affiliate natural gas, NGLs and condensate sales in the consolidated statements of income in the period in which the related sale is recorded.

(2)	Reported in cost of product in the consolidated statements of income in the period in which the related purchase is recorded.

Gas gathering and processing agreements. WES has significant gas gathering and processing arrangements with affiliates of Anadarko on a majority of its systems. For the years ended December 31, 2013, 2012 and 2011, 57%, 64% and 67%, respectively, of WES’s gathering, transportation and treating throughput (excluding equity investment throughput and volumes measured in barrels) was attributable to natural gas production owned or controlled by Anadarko. For the years ended December 31, 2013, 2012 and 2011, 56%, 59% and 64%, respectively, of WES’s processing throughput (excluding equity investment throughput and volumes measured in barrels) was attributable to natural gas production owned or controlled by Anadarko.

Gas purchase and sale agreements. WES sells substantially all of its natural gas, NGLs, and condensate to Anadarko Energy Services Company (“AESC”), Anadarko’s marketing affiliate. In addition, WES purchases natural gas from AESC pursuant to gas purchase agreements. WES’s gas purchase and sale agreements with AESC are generally one-year contracts, subject to annual renewal.

Omnibus agreements. Pursuant to the omnibus agreements discussed below, Anadarko performs centralized corporate functions for WGP and WES such as legal; accounting; treasury; cash management; investor relations; insurance administration and claims processing; risk management; health, safety and environmental; information technology; human resources; credit; payroll; internal audit; tax; marketing; and midstream administration.

WGP omnibus agreement. In connection with WGP’s IPO in December 2012, WGP entered into an omnibus agreement with WGP GP and Anadarko that governs the following: (i) WGP’s obligation to reimburse Anadarko for expenses incurred or payments made on WGP’s behalf in conjunction with Anadarko’s provision of general and administrative services to WGP, including public company expenses and general and administrative expenses; (ii) WGP’s obligation to pay Anadarko in quarterly installments an administrative services fee of $250,000 per year (subject to an annual increase as described in the agreement); and (iii) WGP’s obligation to reimburse Anadarko for all insurance coverage expenses it incurs or payments it makes with respect to our assets.
The following table summarizes the amounts WGP reimbursed to Anadarko, separate from, and in addition to, those reimbursed by WES:

	Year Ended December 31,
thousands	2013	2012
General and administrative expenses	$271	$13
Public company expenses	2,391	503
Total reimbursement	$2,662	$516

5.  TRANSACTIONS WITH AFFILIATES (CONTINUED)

WES omnibus agreement. In connection with WES’s IPO in 2008, WES entered into an omnibus agreement with Anadarko and WES GP that governs its relationship regarding certain reimbursement and indemnification matters (the “WES omnibus agreement”).
The following table summarizes the amounts WES reimbursed to Anadarko:

	Year Ended December 31,
thousands	2013	2012	2011
General and administrative expenses	$16,882	$14,904	$11,754
Public company expenses	7,152	6,830	7,735
Total reimbursement	$24,034	$21,734	$19,489

Services and secondment agreement. Pursuant to the services and secondment agreement, specified employees of Anadarko are seconded to provide operating, routine maintenance and other services with respect to the assets owned and operated by WES under the direction, supervision and control of WES GP. Pursuant to the services and secondment agreement, WES reimburses Anadarko for services provided by the seconded employees. The initial term of the services and secondment agreement extends through May 2018 and the term will automatically extend for additional twelve-month periods unless either party provides 180 days written notice of termination before the applicable twelve-month period expires. The consolidated financial statements include costs allocated by Anadarko for expenses incurred under the services and secondment agreement for periods including and subsequent to the acquisition of the WES assets.

WGP tax sharing agreement. Prior to WGP’s conversion from WGR Holdings, LLC to a limited partnership in September 2012, WGP was a single-member limited liability company, required to reflect its income tax expense liability on a separate-return basis. Upon the completion of WGP’s IPO in December 2012, WGP became a partnership for U.S. federal and state income tax purposes and is therefore not subject to U.S. federal and state income taxes, except for Texas margin tax on the portion of WGP’s income apportionable to Texas. See Note 7.
In connection with WGP’s IPO in December 2012, WGP entered into a tax sharing agreement with Anadarko, pursuant to which WGP reimburses Anadarko for its estimated share of taxes from all forms of taxation, excluding taxes imposed by the United States, borne by Anadarko on WGP’s behalf as a result of WGP’s results being included in a combined or consolidated tax return filed by Anadarko with respect to periods including and subsequent to the closing date of the IPO. Anadarko may use its tax attributes to cause its combined or consolidated group, of which WGP may be a member for this purpose, to owe no tax. Nevertheless, WGP will be required to reimburse Anadarko for the estimated share of taxes that WGP would have owed had the attributes not been available or used for WGP’s benefit, regardless of whether Anadarko pays taxes for the period.

WES tax sharing agreement. Concurrently with WES’s IPO in 2008, WES entered into a tax sharing agreement, pursuant to which WES reimburses Anadarko for its estimated share of applicable state taxes.
These taxes include income taxes attributable to WES’s income which are directly borne by Anadarko through its filing of a combined or consolidated tax return with respect to periods beginning on and subsequent to the acquisition of the WES assets from Anadarko. Anadarko may use its own tax attributes to reduce or eliminate the tax liability of its combined or consolidated group, which may include WES as a member. However, under this circumstance, WES nevertheless is required to reimburse Anadarko for the allocable share of taxes that would have been owed had tax attributes not been available to Anadarko.

5.  TRANSACTIONS WITH AFFILIATES (CONTINUED)

WES long-term debt and WES RCF indemnification agreements. WES’s long-term debt is recourse to WES GP. In turn, WES GP has been indemnified by wholly owned subsidiaries of Anadarko for any claims made against WES GP under the indentures governing WES’s long-term debt or the WES RCF. See Note 11.

Allocation of costs. For periods prior to the acquisition of the WES assets, the consolidated financial statements include costs allocated by Anadarko in the form of a management services fee, which approximated the general and administrative costs incurred by Anadarko attributable to the WES assets. This management services fee was allocated to WES based on its proportionate share of Anadarko’s assets and revenues or other contractual arrangements. Management believes these allocation methodologies are reasonable.
The employees supporting WES’s operations are employees of Anadarko. Anadarko allocates costs to WES for its share of personnel costs, including costs associated with equity-based compensation plans, non-contributory defined pension and postretirement plans, defined contribution savings plan pursuant to the WES omnibus agreement and services and secondment agreement. In general, WES’s reimbursement to Anadarko under the WES omnibus agreement or services and secondment agreement is either (i) on an actual basis for direct expenses Anadarko and WES GP incur on behalf of WES, or (ii) based on an allocation of salaries and related employee benefits between WES, WES GP and Anadarko based on estimates of time spent on each entity’s business and affairs. Most general and administrative expenses charged to WES by Anadarko are attributed to WES on an actual basis, and do not include any mark-up or subsidy component. With respect to allocated costs, management believes the allocation method employed by Anadarko is reasonable. Although it is not practicable to determine what the amount of these direct and allocated costs would be if WES were to directly obtain these services, management believes that aggregate costs charged to WES by Anadarko are reasonable.

Equipment purchases and sales. The following table summarizes WES’s purchases from and sales to Anadarko of pipe and equipment:

	Year Ended December 31,
	2013	2012	2011	2013	2012	2011
thousands	Purchases			Sales
Cash consideration	$11,211	$24,705	$3,837	$85	$760	$382
Net carrying value	5,309	8,009	1,998	38	393	316
Partners’ capital adjustment	$5,902	$16,696	$1,839	$47	$367	$66

Contributions in aid of construction costs from affiliates. During the fourth quarter of 2013, a subsidiary of Anadarko entered into an aid in construction agreement with WES, whereby WES will construct five receipt-point facilities at its Brasada system that will serve the Anadarko subsidiary. Such subsidiary will reimburse WES for costs associated with construction of the receipt points. These reimbursements are presented within the investing section of the consolidated statements of cash flows as “Contributions in aid of construction costs from affiliates.”
5.  TRANSACTIONS WITH AFFILIATES (CONTINUED)

Summary of affiliate transactions. Transactions with affiliates include revenue from affiliates, reimbursement of operating expenses and purchases of natural gas. The following table summarizes affiliate transactions, including transactions with Anadarko, its affiliates, WGP GP and WES GP:

	Year ended December 31,
thousands	2013	2012	2011
Revenues (1)	$805,526	$688,026	$647,419
Equity income, net	22,948	16,042	11,261
Cost of product (1)	129,045	145,250	83,722
Operation and maintenance (2)	56,435	51,237	51,339
General and administrative (3)	24,235	92,887	33,305
Operating expenses	209,715	289,374	168,366
Interest income, net (4)	16,900	16,900	24,106
Interest expense (5)	—	2,766	4,935
Distributions to WGP unitholders (6)	124,634	—	—
Distributions to WES unitholders (7)	755	—	—
Contributions from Anadarko as a Chipeta noncontrolling interest owner (8)	—	12,588	16,476
Distributions to Anadarko as a Chipeta noncontrolling interest owner (8)	—	6,528	9,437

(1)	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.

(2)
Represents expenses incurred on and subsequent to the date of the acquisition of WES assets, as well as expenses incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.

(3)
Represents general and administrative expense incurred on and subsequent to the date of WES’s acquisition of WES assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of WES assets by WES. These amounts include equity-based compensation expense allocated to WES by Anadarko (see Note 6) and amounts charged by Anadarko under the WGP omnibus agreement.

(4)
Represents interest income recognized on the note receivable from Anadarko. For the year ended December 31, 2011, this line item also includes interest income, net on affiliate balances related to the Non-Operated Marcellus Interest, the MGR assets and the Bison assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the aforementioned assets prior to their acquisition were entirely settled through an adjustment to net investment by Anadarko.

(5)
For the year ended December 31, 2012, includes interest expense recognized on the WES note payable to Anadarko (see Note 11) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. WES repaid the WES note payable to Anadarko in June 2012, and repaid the reimbursement payable to Anadarko related to the construction of the Brasada facility and Lancaster plant in the fourth quarter of 2012.

(6)	Represents distributions paid under WGP’s partnership agreement.

(7)	Represents distributions paid under WES’s partnership agreement (see Note 4).

(8)
As described in Note 2, WES acquired the additional Chipeta interest on August 1, 2012, and accounted for the acquisition on a prospective basis. As such, contributions from noncontrolling interest owners and distributions to noncontrolling interest owners subsequent to the acquisition date no longer reflect contributions from or distributions to Anadarko.

Concentration of credit risk. Anadarko was the only customer from whom revenues exceeded 10% of consolidated revenues for all periods presented on the consolidated statements of income.